Equity (Details) - Schedule of estimate the fair value of stock options - USD ($)	1 Months Ended
	Dec. 31, 2022	May 31, 2022	Jan. 31, 2022	May 31, 2021
Options Granted [Member]
Equity (Details) - Schedule of estimate the fair value of stock options [Line Items]
Risk-free interest rate				0.81%
Expected life of the options				5 years
Expected volatility				96.00%
Expected dividend yield
Fair value (in Dollars)				$ 7,232,526
Options Amended [Member]
Equity (Details) - Schedule of estimate the fair value of stock options [Line Items]
Risk-free interest rate	4.44%	0.81%	1.66%
Expected life of the options	3 years 5 months 4 days	4 years 10 days	4 years 3 months 29 days
Expected volatility	96.00%	96.00%	96.00%
Expected dividend yield
Fair value (in Dollars)	$ 689,971	$ 1,652,811	$ 2,106,163